Market risk	12 Months Ended
Dec. 31, 2020
Market Risk [Abstract]
Market risk
Market risk

Overview
Market risk comprises banking market risk and trading market risk.
Banking market risk is the risk of loss of income or economic value due to changes to interest rates in the banking book or to changes in other market risk factors (e.g. credit spread and inflation risk), where such changes would affect our net worth through an adjustment to revenues, assets, liabilities and off-balance sheet exposures in the banking book.
Trading market risk is the risk of changes in market factors that affect the value of the positions in the trading book.
In this section, we set out which of our assets and liabilities are exposed to banking and trading market risk. Then we explain how we manage these risks and discuss our key market risk metrics. We also provide an update on the process of replacing LIBOR and other Interbank Offered Rates.

Key metrics
Santander UK plc group Net Interest Margin (NIM) sensitivity to +50bps was £225m and to ‑50bps was £(15)m (2019: £99m and £56m)

SFS NIM sensitivity to +50bps was £6m and to ‑50bps was £(1)m (2019: £19m and £(14)m)

Santander UK plc group Economic Value of Equity (EVE) sensitivity to +50bps was £367m and to ‑50bps was £(585)m (2019: £10m and £(88)m)

SFS EVE sensitivity to +50bps was £(4)m and to ‑50bps was £(7)m (2019: £23m and £(22)m)

BALANCE SHEET ALLOCATION BY MARKET RISK CLASSIFICATION (AUDITED)
We manage our assets and liabilities exposed to market risk as either banking or trading market risk. We classify all our assets and liabilities exposed to market risk as banking market risk, except for certain derivatives that we manage on a trading intent basis. For accounting purposes, we classify all derivatives as held for trading unless they are designated as being in a hedging relationship. The derivatives that we manage on a trading intent basis are a small proportion of the derivatives that we classify as held for trading for accounting purposes. For more, see Note 11 to the Consolidated Financial Statements.
BANKING MARKET RISK
OUR KEY BANKING MARKET RISKS (AUDITED)
Banking market risk mainly comes from providing banking products and services to our customers, as well as our structural balance sheet exposures. It arises in all our business segments.
In Retail Banking and Corporate & Commercial Banking, it is a by-product of us writing customer business and we transfer most of these risks to Corporate Centre to manage. The only types of banking market risk that we keep in Retail Banking and Corporate & Commercial Banking are short-term mismatches due to forecasting variances in prepayment and launch risk. This is where customers repay their loans earlier than their expected maturity date or do not take the expected volume of new products.
In Corporate & Investment Banking, it arises from lending to corporates, which we also transfer to Corporate Centre to manage. Corporate Centre also manages our structural balance sheet exposures, such as foreign exchange and Income Statement volatility risk.
Our key banking market risks are:

Key risks	Description
Interest rate risk
Yield curve risk: comes from timing mismatches in repricing fixed and variable rate assets, liabilities and off-balance sheet instruments. It also comes from investing non-rate sensitive liabilities in interest-earning assets. We mainly measure yield curve risk with NIM and EVE sensitivities, which are measures that are commonly used in the financial services industry. We also use other risk measures, such as Value at Risk (VaR) which is a statistical measure based on a historical simulation of events, and stress testing. Our NIM and EVE sensitivities cover all the material yield curve risk in our banking book balance sheet.
Basis risk: comes from pricing assets using a different rate index to the liabilities that fund them. We are exposed to basis risks associated with Bank of England bank rate, reserve rate linked assets we deposit with central banks, the Sterling Overnight Index Average (SONIA) rate, and LIBOR rates of different terms. As LIBOR and other Interbank Offered Rates are being replaced, we continue to engage with stakeholders across the business to ensure we capture and understand new risks as they emerge.

Spread risks	Spread risk arises when the value of assets or liabilities which are accounted for at fair value (either through Other Comprehensive Income or through Profit and Loss) are affected by changes in the spread. We measure these spreads as the difference between the discount rate we use to value the asset or liability, and an underlying interest rate curve.
Spread risks can be split into Swap Spread (where the instrument has been issued by a Sovereign counterparty) and Credit Spread (where the instrument has been issued by for example a corporate or bank counterparty). It mainly arises in the bond portfolios we hold for liquidity purposes. We measure spread risk with sensitivities, stress tests and VaR measures.
Foreign exchange risk	Our banking businesses operate mainly in sterling markets, so we do not create significant foreign exchange exposures. The only exception to this is money we raise in foreign currencies. For more on this, see ‘Wholesale funding’ in the ‘Liquidity risk’ section.
Income statement volatility risk
We measure most of the assets and liabilities in our banking book balance sheet at amortised cost. We sometimes manage their risk profile by using derivatives. As all derivatives are accounted for at fair value, the mismatch in their accounting treatment can lead to volatility in our Income Statement. This happens even if the derivative is an economic hedge of the asset or liability.

BANKING MARKET RISK MANAGEMENT
Risk appetite
Our framework for dealing with market risk is part of our overall Risk Framework. The Structural and Banking Market Risk framework sets out our high-level arrangements and standards to manage, control and oversee banking market risk. Our Risk Appetite sets the controls, risk limits and key risk metrics for banking market risk. We articulate risk appetite by the income and value sensitivity limits we set in our Risk Appetite, at both Santander UK and Banco Santander group levels.
Risk measurement
For banking market risk, we mainly measure our exposures with NIM and EVE sensitivity analysis. We support this with VaR risk measures and stress testing. We also monitor our interest rate repricing gap.
NIM and EVE sensitivities
The calculations for NIM and EVE sensitivities involve many assumptions, including expected customer behaviour (such as early repayment of loans) and how interest rates may move. These assumptions are a key part of our overall control framework, so we update and review them regularly.
Our NIM and EVE sensitivities include the interest rate risk from all our banking book positions. Our banking book positions generate almost all our reported net interest income.

NIM sensitivity
–NIM sensitivity is an income-based measure we use to forecast the changes to interest income and interest expense in different scenarios. It gives us a combined impact on net interest income over a given period – usually 12 or 36 months.

–We calculate NIM sensitivity by simulating the NIM using two yield curves. The difference between the two NIM totals is the NIM sensitivity.
–Our main model assumptions are that:
–The balance sheet is dynamic. This means that it includes the run-off of current assets and liabilities as well as retained and new business
–We use a behavioural balance sheet rather than contractual one. This means that we adjust balances for behavioural or assumed profile. We do this with most retail products whose behavioural maturity is different to the contractual maturity. This is usually because customers are exercising the option to withdraw or prepay early, or there is no contractual maturity,

EVE sensitivity
–We calculate EVE as the change in the net present value of all the interest rate sensitive items in the banking book balance sheet for a defined set of instantaneous parallel and non-parallel shifts in the yield curve.

–We use a static balance sheet. This means that all balance sheet items run-off according to their contractual, behavioural or assumed run-off behaviour (whichever is appropriate), and there is no retained or new business.

The limitations of sensitivities
We use sensitivities to measure the impact of standard, instantaneous, parallel shifts in relevant yield curves. The advantage of using standard parallel shifts is they generally give us a constant measure of the size of our market risk exposure, with a simple and consistent stress. This compares to specific scenarios like ‘flat rates’. The magnitude of flat rates depends on the shape of the current curve and the shift required to reach the flat rate scenario.
There is one exception to the relative simplicity of parallel shifts. In order to limit negative interest rates, the yield curve may be ‘floored’. Using material parallel shocks does not always seem realistic, or it might not necessarily test the scenarios that have the most impact on us. So we run non-parallel stress tests too, to calculate the impact of some plausible non-parallel scenarios, and over various time periods for income stresses, usually one or three years.
VaR (audited)

VaR
–VaR indicates the losses that we might suffer because of unfavourable changes in the markets under normal (non-stressed) market conditions.
–We run a historical simulation using the past two years of daily price moves, at a 99% confidence level, to find how much we might lose – the VaR.
–For any given day’s position, we expect to suffer losses greater than the VaR estimate 1% of the time – once every 100 trading days, or two to three times a year.
–This gives us a consistent way of assessing risk for all relevant market risk factors in our portfolios.
The limitations of VaR
VaR is a useful and important market standard measure of risk, but it does have some limitations. These include:
–VaR assumes what happened in the past is a reliable way to predict what will happen in the future. This may not always be the case
–VaR is based on positions at the end of the business day so it doesn’t include intra-day positions
–VaR does not predict how big the loss could be on the 1% of trading days that it is greater than the VaR
–Using a time horizon of one day means VaR does not tell us everything about exposures that we cannot liquidate or hedge within a day, or products with infrequent pricing.
Back-testing – comparing VaR estimates with reality
To check that the way we estimate VaR is reasonable, we back-test our VaR by comparing it against both actual and hypothetical profits and losses, using a one-day time horizon. Back-testing allows us to identify exceptions – times when the predictions were out of line with what happened. We can then look for trends in these exceptions, which can help us decide whether we need to recalibrate our VaR model.
Other ways of measuring risk
As well as using sensitivities and stress tests, we can measure banking market risk using net notional positions. This can give us a simple view of our exposure, although we generally need to combine it with other risk measures to cover all aspects of a risk profile, such as projected changes over time.
Other metrics we can use include Earnings at Risk (EaR). Although VaR can be useful as it captures changes in economic values, as we describe above, VaR will not reflect the actual Income Statement impact of most of our banking book positions. This is because we account for them at amortised cost rather than fair value. EaR is like VaR but captures changes in income rather than value. We use this approach mainly to generate a one-year EaR measure to assess Basis risk.
Stress testing

Following the decision by global regulators to phase out IBORs and replace them with alternative reference rates, we set up a project to oversee the design of alternative reference rate products and the transition for any of our contracts that could be affected. The CFO sponsors the project and it is driven by senior staff from across the business, including our client-facing business areas, Legal, Compliance, Risk, Operations and Technology, and Finance. It has a formal governance structure, including a Senior Management Forum that meets monthly, and thematic and product working groups. ALCO and the Board Risk Committee receive regular reports.
In 2020, we deployed new products to support the transition off IBORs and completed the transition of some existing IBOR agreements. We continued to actively participate in a wide range of industry forums. Following our progress in 2020, we are confident that we will be able to process transitions to risk-free rates (RFRs) that will be needed in 2021 for interest rate benchmarks that cease to be available. We have in place detailed plans, processes and procedures to support the transition throughout 2021 (including for amending the contractual terms of affected financial instruments to incorporate new benchmark rates) and will keep them under review to ensure they remain consistent with industry standards as they evolve.
IBOR reform exposes banks to various risks, which we are monitoring closely. These risks include:
–Conduct risk arising from discussions with clients and market counterparties due to the changes to existing contracts needed to effect IBOR transition
–Risk of financial losses to our clients and us that markets are disrupted due to IBOR transition
–Pricing risk from potential lack of market data if liquidity in IBORs reduces and some RFRs are not yet liquid
–Operational risk arising from changes to our IT systems and processes, and the risk of payments being disrupted if an IBOR ceases to be available
–Accounting risk if our hedging relationships fail, and from unrepresentative income statement volatility as financial instruments transition to RFRs.
While these risks may be increased by diverging approaches to IBOR transition in different geographies, our main exposures are to GBP LIBOR corporate loans and derivatives, and we are closely monitoring IBOR reform developments in different countries. The current expectation is that GBP, EUR, JPY and CHF LIBOR, and one week and two month USD LIBOR, will generally cease to be available for use after 31 December 2021. The other USD LIBOR tenors are currently expected to cease after 30 June 2023. Our main new alternative reference rates are:
–Sterling Overnight Index Average (SONIA) which replaces GBP LIBOR, and
–the Secured Overnight Financial Rate (SOFR), which replaces USD LIBOR.
We also recognise that IBOR transition presents potential challenges for our customers. We have communicated with customers and have launched a website to provide more information and to help outline the possible options available. We are also actively planning further customer communications on transitioning existing agreements off impacted IBORs.
For quantitative information, see Note 43 to the Consolidated Financial Statements.

Managing LIBOR transition
BANKING MARKET RISK REVIEW
Interest rate risk
Yield curve risk
The table below shows how our base case income and valuation would be affected by a 50 basis point parallel shift (both up and down) applied instantaneously to the yield curve at 31 December 2020 and 31 December 2019 for the Santander UK plc group and SFS. Sensitivity to parallel shifts represents the amount of risk in a way that we think is both simple and scalable. 50 basis points is the stress we typically focus on for banking market risk controls, although we also monitor sensitivities to other parallel and non-parallel shifts as well as scenarios.

			Santander UK plc group
	2020		2019
	+50bps	-50bps	+50bps	-50bps
	£m	£m	£m	£m
NIM sensitivity (audited)	225	(15)	99	56
EVE sensitivity	367	(585)	10	(88)

				SFS
NIM sensitivity (audited)	6	(1)	19	(14)
EVE sensitivity	(4)	(7)	23	(22)
Spread risks
The table below shows the risk metrics covering the portfolios of securities we hold for liquidity and investment purposes.

	2020	2019
	£m	£m
VaR	7	3
Worst three month stressed loss	93	102
2020 compared to 2019
TRADING MARKET RISK
OUR KEY TRADING MARKET RISKS (AUDITED)
Our main trading market risks are in Corporate & Investment Banking. They come from providing financial services to our customers. Our exposures are affected by market movements in interest rates, credit spreads, and foreign exchange. We do not have trading market risk in Retail Banking or Corporate & Commercial Banking. Trading market risk can reduce our net income.
We only have a very small amount of trading market risk in the Santander UK ring fenced bank. This is from permitted products and permitted customers. We hedge risks from client trades and our books are as close to back-to-back as possible. Market risk is hedged with Banco Santander SA or CCPs. This is required by Banking Reform legislation.
Our ring-fenced bank Santander UK plc has two trading desks. The Link Desk sells ring-fenced bank permissible products to clients. The Retail Structured Products desk (RSP) sells investments (Santander UK plc issued notes) to retail investors, through our UK branches and other channels. The Link Desk is exposed to the credit quality of our clients. We adjust valuations for this - Credit Valuation Adjustment (CVA), which feeds our valuations and hence income and expenses. The low market risk in our trading business means that CVA is the main driver of income movements, along with similar factors – Debt Valuation Adjustment (DVA) driven by our own credit, and Liquidity Valuation Adjustment (LVA) driven by the market price of liquidity. These valuation adjustments are collectively referred to as XVAs.
We calculate market risk capital using standard rules.
TRADING MARKET RISK MANAGEMENT
Risk appetite
Market risk is managed within our overall Risk Framework. The market risk framework sets our high level arrangements and standards for managing, controlling, and overseeing trading market risk. Our Risk Appetite for trading market risk is low. We only need to report a qualitative measure to the Board. We monitor trading market risk using stress measures.
Risk measurement
We have a range of ways of measuring trading market risk, including stress testing (explained in the Banking market risk management section above) and detailed sensitivity measures.
Stress testing
This is an essential part of our risk management. It helps us measure and evaluate the possible results of extreme, although plausible, events or market moves. We set limits on what we could lose in a stress event. This restricts how much risk we take.
Stress testing scenarios
We calculate the impact of 100 scenarios on our trading books every month. The scenarios we create may be inspired by past events, like the global financial crisis. They may include ways that unusual market conditions could happen. They include interest rates, equity prices and exchange rates. Most are reported against limits, and so could lead to our front office being asked to reduce risk. Our scenarios are not all calibrated to the same severity; some may be for a much longer holding period or a completely artificial and unrealistic scenario. We therefore do not limit all of them in the same way.
How we use stress testing
We use limits to manage how much we can lose in a crisis. This limits the risk we take. We make sure that plausible losses are below the Risk Appetite set by the Board. We report to senior management regularly at the Market & Structural Risk Control Forum.
Risk mitigation (audited)
We manage and control trading market risk within clear limits. There are specific levels that need escalation or action. This means we limit the impact of negative market movements. We keep the areas that create trading market risk separate from areas which control and oversee risk.
Risk monitoring and reporting (audited)
We maintain a complete set of written policies, procedures, and processes. These make sure we identify, assess, manage, and report trading market risk.
TRADING MARKET RISK REVIEW
2020 compared to 2019
In 2020, there were no significant changes to our trading market risk exposures in the Santander UK plc group. We are only exposed to a small amount of trading market risk. This is from permitted products sold to permitted customers, offset by permitted market risk hedges.
The Internal VaR for exposure to trading market risk in 2020 and 2019 was less than £1m.